Note 15 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk	12 Months Ended
Dec. 31, 2017
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk
Derivatives - Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk

Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk

The balance of these headings in the accompanying consolidated balance sheets is as follows:

Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of euros)
	2017	2016	2015
ASSETS-
Hedging Derivatives	2,485	2,833	3,538
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(25)	17	45
LIABILITIES-
Hedging Derivatives	2,880	2,347	2,726
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(7)	-	358

As of December 31, 2017, 2016 and 2015, the main positions hedged by the Group and the derivatives designated to hedge those positions were:

1) Fair value hedging:

  Available-for-sale fixed-interest debt securities and loans and receivables: The interest rate risk of these securities is hedged using interest rate derivatives (fixed-variable swaps) and forward sales.
  Long-term fixed-interest debt securities issued by the Bank: the interest rate risk of these securities is hedged using interest rate derivatives (fixed-variable swaps).
  Fixed-interest loans: The equity price risk of these instruments is hedged using interest rate derivatives (fixed-variable swaps).

2) Fixed-interest and/or embedded derivative deposit portfolio hedges: it covers the interest rate risk through fixed-variable swaps. The valuation of the borrowed deposits corresponding to the interest rate risk is in the heading "Fair value changes of the hedged items in portfolio hedges of interest rate risk”.

3) Cash-flow hedges: Most of the hedged items are floating interest-rate loans and asset hedges linked to the inflation of the available for sale portfolio. This risk is hedged using foreign-exchange, interest-rate swaps, inflation and FRA’s (“Forward Rate Agreement”).

Net foreign-currency investment hedges: These hedged risks are foreign-currency investments in the Group’s foreign subsidiaries. This risk is hedged mainly with foreign-exchange options and forward currency sales and purchases.

The details of the net positions by hedged risk of the fair value of the hedging derivatives recognized in the accompanying consolidated balance sheets are as follows:

Hedging Derivatives Breakdown by type of risk and type of hedge (Millions of euros)
	2017		2016		2015
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate	1,141	850	1,154	974	1,660	875
OTC options	100	111	125	118	187	128
OTC other	1,041	739	1,029	856	1,473	747
Equity	-	-	-	50	12	74
OTC options	-	-	-	50	-	72
OTC other	-	-	-	-	12	2
Foreign exchange and gold	625	511	817	553	675	389
OTC other	625	511	817	553	675	388
FAIR VALUE HEDGES	1,766	1,362	1,970	1,577	2,347	1,337
Interest rate	244	533	194	358	204	319
OTC other	242	533	186	358	204	318
Organized market other	2	-	8	-	-	1
Foreign exchange and gold	119	714	248	118	242	34
OTC options	-	-	89	70	42	12
OTC other	119	714	160	48	200	22
CASH FLOW HEDGES	363	1,247	442	476	446	353
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION	301	15	362	79	47	304
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK	46	256	55	214	697	732
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK	9	-	4	-	-	-
DERIVATIVES-HEDGE ACCOUNTING	2,485	2,880	2,833	2,347	3,538	2,726
of which: OTC - credit institutions	1,829	2,527	2,381	2,103	3,413	2,366
of which: OTC - other financial corporations	651	234	435	165	95	256
of which: OTC - other	2	120	9	79	29	103

The cash flows forecasts for the coming years for cash flow hedging recognized on the accompanying consolidated balance sheet as of December 31, 2017 are:

Cash Flows of Hedging Instruments (Millions of euros)
	3 Months or Less	From 3 Months to 1 Year	From 1 to 5 Years	More than 5 Years	Total
Receivable cash inflows	144	407	2,237	2,287	5,076
Payable cash outflows	144	491	2,703	2,348	5,686

The above cash flows will have an impact on the Group’s consolidated income statements until 2057.

In 2017, 2016 and 2015, there was no reclassification in the accompanying consolidated income statements of any amount corresponding to cash flow hedges that was previously recognized in equity (see note 41).

The amount for derivatives designated as accounting hedges that did not pass the effectiveness test in December 31, 2017. 2016 and 2015 were not material.